Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues	$ 550,543	$ 534,681	$ 276,193
Voyage expenses	(53,604)	(18,727)	(9,968)
Vessel operating expenses	(182,598)	(137,164)	(98,403)
Time-charter hire expense	(59,647)	(74,898)	(32,706)
Depreciation and amortization	(104,149)	(73,760)	(53,292)
General and administrative expenses	(33,199)	(30,403)	(25,130)
(Loss) gain on sale of vessels	(20,594)	771	9,955
Restructuring charge	0	(6,795)	(812)
Income (loss) from operations	96,752	193,705	65,837
Equity income	7,680	11,528	$ 4,951
Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	37,900	17,700
Operating Segments [Member] | Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	512,608	516,943
Voyage expenses	(56,805)	(18,379)
Vessel operating expenses	(150,100)	(123,572)
Time-charter hire expense	(57,368)	(74,860)
Depreciation and amortization	(99,024)	(72,118)
General and administrative expenses	(29,432)	(28,418)
(Loss) gain on sale of vessels	(20,926)	771
Restructuring charge		(6,468)
Income (loss) from operations	98,953	193,899
Equity income	7,680	11,528
Operating Segments [Member] | Ship-to-Ship Transfer [Member]
Segment Reporting Information [Line Items]
Revenues	41,136	18,587
Voyage expenses	0	(348)
Vessel operating expenses	(32,498)	(14,441)
Time-charter hire expense	(2,279)	(38)
Depreciation and amortization	(5,125)	(1,642)
General and administrative expenses	(3,767)	(1,985)
(Loss) gain on sale of vessels	332	0
Restructuring charge		(327)
Income (loss) from operations	(2,201)	(194)
Equity income	0	0
Inter-segment Adjustment [Member]
Segment Reporting Information [Line Items]
Revenues	(3,201)	(849)
Voyage expenses	3,201	0
Vessel operating expenses	0	849
Time-charter hire expense	0	0
Depreciation and amortization	0	0
General and administrative expenses	0	0
(Loss) gain on sale of vessels	0	0
Restructuring charge		0
Income (loss) from operations	0	0
Equity income	$ 0	0
Estimated costs incurred		$ 25